Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Goodwill

Goodwill by operating segment as of December 31, 2012 and 2011 is as follows (in thousands):

	Successor	Predecessor
	December 31,
	2012	2011
Southern California	$4,885	$—
Northern California	1,916	—
Arizona	5,951	—
Nevada	1,457	—
Colorado	—	—

Total goodwill	$14,209	$—